Note 6 - Retirement Plan (Details Textual) - Friedman Industries, Inc. Employee's Retirement and 401(k) Plan [Member] - UNITED STATES - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Employee Service Vesting Period	6 years
Maximum Annual Contribution Percentage to Defined Contribution Plan for Eligible Employee Compensation	15.00%
Defined Contribution Plan, Cost	$ 170,000	$ 180,000
Deferred Compensation Arrangement with Individual, Requisite Service Period	1 year
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 32,000	$ 40,000